Cover	Jun. 04, 2020	May 15, 2020
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	PBF ENERGY INC.
Document Period End Date	Jun. 04, 2020
Entity Central Index Key	0001534504
Entity File Number	001-35764
Entity Tax Identification Number	45-3763855
Entity Address, Address Line One	One Sylvan Way, Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	455-7500
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	PBF
Security Exchange Name	NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false